Derivatives - Summary Of The Nominal Amount And The Average Interest And Currency Rate Of Hedging Instrument (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) KRW (₩) EUR (€)	Dec. 31, 2022 USD ($) EUR (€) KRW (₩) AUD ($)
Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	270,000,000	270,000,000
Foreign currencies translation risk and interest rate risk | Currency swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0
Foreign currencies translation risk and interest rate risk | Currency swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	270,000,000	270,000,000
Foreign currencies translation risk and interest rate risk | Currency swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0
Foreign currencies translation risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	100,000,000	180,000,000
Foreign currencies translation risk | Currency swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	80,000,000
Foreign currencies translation risk | Currency swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	100,000,000	100,000,000
Foreign currencies translation risk | Currency swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0
Foreign currencies translation risk | Currency swap | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	194,780,000	194,780,000
Foreign currencies translation risk | Currency swap | EUR | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	0	0
Foreign currencies translation risk | Currency swap | EUR | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	194,780,000	194,780,000
Foreign currencies translation risk | Currency swap | EUR | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	0	0
For fair value hedging | Interest rate risk | Interest rate swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	2,975,000,000	2,375,000,000
Description of average rate of interest rate risk hedging instrument	Fixed 3.60% receipt and (C.SOFR) + 1.47% paid	Fixed 3.62% receipt and Libor 3M+1.45% floating paid Fixed 2.05% receipt and (C.SOFR)+0.65% paid
For fair value hedging | Interest rate risk | Interest rate swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	1,000,000,000	0
For fair value hedging | Interest rate risk | Interest rate swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	1,975,000,000	2,075,000,000
For fair value hedging | Interest rate risk | Interest rate swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	300,000,000
For fair value hedging | Interest rate risk | Interest rate swap | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument		150,000,000
Description of average rate of interest rate risk hedging instrument		Fixed 0.84% receipt and BBSW 3M+0.72% paid
For fair value hedging | Interest rate risk | Interest rate swap | AUD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument		150,000,000
For fair value hedging | Interest rate risk | Interest rate swap | AUD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument		0
For fair value hedging | Interest rate risk | Interest rate swap | AUD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument		0
For fair value hedging | Interest rate risk | Interest rate swap | KRW
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	260,000	150,000
Description of average rate of interest rate risk hedging instrument	Fixed 4.13% receipt and CD 3M paid	Fixed 3.13% receipt and CD 3M paid
For fair value hedging | Interest rate risk | Interest rate swap | KRW | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	240,000	150,000
For fair value hedging | Interest rate risk | Interest rate swap | KRW | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	0	0
For fair value hedging | Interest rate risk | Interest rate swap | KRW | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	20,000	0
For cash flow hedging | Interest rate risk | Interest rate swap | KRW
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	140,000	190,000
Description of average rate of interest rate risk hedging instrument	KRW CMS 5Y+0.46% receipt, 3.65% paid	KRW CMS 5Y+0.46% receipt, 3.65% paid KRW CD+0.33% receipt, 1.68% paid
For cash flow hedging | Interest rate risk | Interest rate swap | KRW | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	0	50,000
For cash flow hedging | Interest rate risk | Interest rate swap | KRW | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	140,000	140,000
For cash flow hedging | Interest rate risk | Interest rate swap | KRW | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	0	0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	270,000,000	270,000,000
Description of average rate of currency risk hedging instrument	USD 1M SOFR+1.12% receipt, KRW 4.37% paid, USD/KRW = 1,293.97	USD 1M Libor+0.79% receipt, KRW 0.80% paid, KRW/USD = 1,226.29
For cash flow hedging | Foreign currencies translation risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	100,000,000	180,000,000
Description of average rate of currency risk hedging instrument	USD 1.75% receipt, KRW 1.63% paid, USD/KRW = 1,138.50	USD 1.50% receipt, KRW 1.57% paid, KRW/USD = 1,140.50
For cash flow hedging | Foreign currencies translation risk | Currency swap | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	194,780,000	194,780,000
Description of average rate of currency risk hedging instrument	EUR 1.98% receipt, KRW 3.40% paid, EUR/KRW = 1,344.08	EUR 1.98% receipt, KRW 3.68% paid, KRW/EUR = 1,344.08
Hedges of net investment in foreign operations | Exchange risk | Foreign currency denominated debentures (KRWUSD) | KRW/USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Description of average rate of currency risk hedging instrument	1,306.12	1,344.37
Hedges of net investment in foreign operations | Exchange risk | Foreign currency bond (USD) | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	863,959,317	864,390,437
Hedges of net investment in foreign operations | Exchange risk | Foreign currency bond (USD) | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	400,000,000	272,390,437
Hedges of net investment in foreign operations | Exchange risk | Foreign currency bond (USD) | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	463,959,317	592,000,000
Hedges of net investment in foreign operations | Exchange risk | Foreign currency bond (USD) | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0